Fees Summary	Dec. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,330,000.00
Previously Paid Amount	0.00
Total Fee Amount	4,464.77
Total Offset Amount	0.00
Net Fee	4,464.77
Narrative - Max Aggregate Offering Price	$ 32,330,000.00
Final Prospectus	true